Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Statement of cash flows [abstract]
(Loss)/Profit before tax	RM (65,509,477)	$ (13,873,249)	RM 21,893,004	RM 88,292,396
Adjustments for:
Depreciation of property, plant and equipment	28,310,019	5,995,345	15,859,909	933,859
Amortisation of intangible asset	27,871,638	5,902,507	22,423,148	15,423,146
Depreciation of right-of-use asset	124,572	26,381	126,945	116,801
(Loss)/Gain on disposal of subsidiaries	305,818	64,765	(6,178)
Interest expense of lease liabilities	10,307	2,183	4,235	6,085
Interest income	(1,607,963)	(340,526)	(776,511)	(229,225)
Negative goodwill				(94,672)
Property, plant and equipment written off			479
Unrealised exchange loss	2,198	466	185
Operating (loss)/profit before changes in working capital	(10,492,888)	(2,222,128)	59,525,216	104,448,390
Changes in working capital:
Trade receivables	76,237,409	16,145,152	(4,376,467)	(70,310,311)
Other receivables, deposit and prepayments	(4,209,815)	(891,532)	(445,727)	3,718,907
Trade payables	(6,184,641)	(1,309,750)	6,363,217	(1,671,276)
Other payables and accruals	(108,790)	(23,039)	(7,273,785)	(6,501,989)
Cash generated from operations	55,241,275	11,698,703	53,792,454	29,683,721
Interest received	1,607,963	340,526	776,511	229,225
Income tax paid	(154,572)	(32,734)	(143,898)	(12,832)
Net cash generated from operating activities	56,694,666	12,006,495	54,425,067	29,900,114
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of additional equity interest of subsidiaries				(49,501)
Acquisition of intangible assets				(78,000,000)
Acquisition of subsidiaries, net of cash acquired	(49,000)	(10,377)	1,295	(7,948,901)
Proceed from redemption of other investment				5,400,000
Acquisition of property, plant and equipment	(30,000,000)	(6,353,240)	(72,383,744)	(56,017,056)
(Withdrawal)/Placement of deposit pledged with licensed bank	1,355,845	287,134	(24,729,745)
Proceed from disposal of subsidiaries, net of cash proceeds	(213,503)	(45,215)	(2,949)
Proceed from redemption of non-convertible redeemable of preference shares by non-controlling interest of a subsidiary	(1,000)	(212)
Proceed from disposal of other investments			10
Net cash used in investing activities	(28,907,658)	(6,121,910)	(97,115,133)	(136,615,458)
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from/ (Repayment to) related companies	(27,900,000)	(5,908,513)	27,800,000	(10,142,597)
Non-convertible redeemable preference shares contributed by non-controlling interests of subsidiaries			1,000
Proceeds from issuance of ICPS				401
Payment of lease liabilities	(132,000)	(27,954)	(132,000)	(121,000)
Repayment to holding company	(21,500,000)	(4,553,156)	(6,100,000)
Merger reserve from common control				(10)
Proceeds from capital contribution				137,039,283
Issuance of share capital			23,304,379	4,412
Net cash (used in)/from financing activities	(49,532,000)	(10,489,623)	44,873,379	126,780,489
Net (decrease)/increase in cash and cash equivalents	(21,744,992)	(4,605,038)	2,183,313	20,065,145
Effect of exchange rate changes	278,449	58,968	1,099,409	(6)
Cash and cash equivalents at beginning of the year	31,453,867	6,661,132	28,171,145	8,106,006
Cash and cash equivalents at end of the year	9,987,324	2,115,062	31,453,867	28,171,145
Cash and cash equivalents comprised:
Deposit with licensed bank	23,373,900	4,950,000	24,729,745
Cash and cash equivalents at end of the year	9,987,324	2,115,062	31,453,867	28,171,145
Cash and cash equivalents comprised total	RM 33,361,224	$ 7,065,062	RM 56,183,612	RM 28,171,145